Intangible Assets and Goodwill - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Schedule of intangible assets and goodwill
		December 31, 2020			December 31, 2019
	Weighted average amortization rate	Cost	Accumulated amortization	Net Book value	Cost	Accumulated amortization	Net Book value
Software	15%	204,213	(120,798)	83,415	276,542	(200,217)	76,325
Trademarks	5%	631,935	(58,349)	573,586	614,958	(30,923)	584,035
Customer Portfolio	8%	1,113,792	(184,934)	928,858	1,109,388	(98,666)	1,010,722
Goodwill	-	3,307,805	-	3,307,805	3,286,263	-	3,286,263
Platform content production	33%	53,069	(29,248)	23,821	28,880	(19,454)	9,426
In progress	-	999	-	999	14,051	-	14,051
Other Intangible assets	33%	38,283	(32,040)	6,243	18,090	(13,527)	4,563
		5,350,096	(425,369)	4,924,726	5,348,172	(362,787)	4,985,385

Schedule of changes in intangible assets and goodwill
	Software	Customer Portfolio	Trademarks	Platform content production (i)	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2019	76,325	1,010,722	584,035	9,426	4,563	14,051	3,286,263	4,985,385
Additions	11,813	-	-	24,189	603	6,188	-	42,793
Additions by business combination (note 5)	-	4,625	16,060	-	1,340	-	21,542	43,567
Disposals	(77)	-	-	-	(87)	-	-	(164)
Amorization	(23,861)	(86,517)	(26,506)	(9,794)	(176)	-	-	(146,854)
Transfers	19,215	28	(3)	-	-	(19,240)	-	-
At December 31, 2020	83,415	928,858	573,586	23,821	6,243	999	3,307,805	4,924,726

(i)

Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include substantially “Plurall Digital Transformation” in the amount of approximately R$ 19 million, and project related to learning systems, in the amount of R$ 9 million, which had its investments accelerated due to education demands created by COVID-19 pandemic.

	Software	Customer Portfolio	Trademarks	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2018	60,088	1,093,885	610,541	-	6,062	30,098	3,286,263	5,086,937
Additions	19,897	-	-	10,220	-	7,344	-	37,461
Disposals	-	-	-	-	(1,950)	-	-	(1,950)
Amorization	(18,794)	(83,163)	(26,506)	(794)	(7,806)	-	-	(137,063)
Transfers	15,134	-	-	-	8,257	(23,391)	-	-
At December 31, 2019	76,325	1,010,722	584,035	9,426	4,563	14,051	3,286,263	4,985,385

Schedule of goodwill allocated to each CGU
Content & EdTech Platform	3,297,077
Digital Platform	10,728
3,307,805

Vasta Platform (Successor)
Intangible Assets and Goodwill
Schedule of intangible assets and goodwill
	Amortization weighted average rate	December 31, 2019			December 31, 2018
		Cost	Accumulated amortization	Net Book value	Cost	Accumulated amortization	Net Book value
Softwares	15%	276,542	(200,217)	76,325	256,645	(196,557)	60,088
Trademarks	5%	614,958	(30,923)	584,035	614,958	(4,417)	610,541
Customer Portfólio	8%	1,109,388	(98,666)	1,010,722	1,109,388	(15,503)	1,093,885
Goodwill	—	3,286,263	—	3,286,263	3,286,263	—	3,286,263
In progress (i)	—	14,051	—	14,051	30,098	—	30,098
Other Intangible assets	33%	25,146	(11,157)	13,989	16,876	(10,814)	6,062
		5,326,348	(340,963)	4,985,385	5,314,228	(227,291)	5,086,937

(i)	Substantially refers to development of the projects related to Plurall, project to improve the digital platform and other projects related to enterprise resource management (ERP) solutions.

Schedule of changes in intangible assets and goodwill
	Softwares	Custom Portfólio	Trademarks	Other Intangible assets	In progress	Goodwill	Total
At October 11, 2018	29,343	1,109,388	614,958	6,030	53,849	3,286,263	5,099,831
Additions	4,168	—	—	360	6,158	—	10,686
Disposals	(2,734)	—	—	(160)	—	—	(2,894)
Amortization	(598)	(15,503)	(4,417)	(168)	—	—	(20,686)
Transfers	29,909	—	—	—	(29,909)	—	—
At December 31, 2018	60,088	1,093,885	610,541	6,062	30,098	3,286,263	5,086,937
Additions	19,897	—	—	10,220	7,344	—	37,461
Disposals	—	—	—	(1,950)	—	—	(1,950)
Amortization	(18,794)	(83,163)	(26,506)	(8,600)	—	—	(137,063)
Transfers	15,134	—	—	8,257	(23,391)	—	—
At December 31, 2019	76,325	1,010,722	584,035	13,989	14,051	3,286,263	4,985,385

Schedule of goodwill allocated to each CGU
Content & EdTech Platform	3,275,535
Digital Platform	10,728
3,286,263